DIRECT OPERATING COSTS - Direct Costs by Nature (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of attribution of expenses by nature to their function [line items]
Total	$ 6,532	$ 7,568	$ 6,794
Direct costs
Disclosure of attribution of expenses by nature to their function [line items]
Inventory costs	208	508	527
Subcontractor and consultant costs	2,947	3,253	2,432
Concession construction materials and labor costs	204	163	299
Depreciation and amortization expense	718	780	728
Compensation	1,321	1,850	1,749
Other direct costs	$ 1,134	$ 1,014	$ 1,059